Provisions (Tables)	12 Months Ended
Dec. 31, 2020
24. Provisions
Provisions
			Undrawn contractually committed facilities and guarantees[a]	Customer redress		Legal, competition and regulatory matters
	Onerous contracts	Redundancy and restructuring		PaymentProtectionInsurance	Other customer redress		Sundryprovisions	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2020	42	143	322	1,155	420	376	306	2,764
Additions	24	194	806	-	186	106	192	1,508
Amounts utilised	(13)	(109)	-	(979)	(195)	(171)	(118)	(1,585)
Unused amounts reversed	(25)	(60)	(30)	(47)	(44)	(45)	(92)	(343)
Exchange and other movements	-	(10)	(34)	-	1	2	1	(40)
As at 31 December 2020	28	158	1,064	129	368	268	289	2,304

Note

a Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.